   As filed with the Securities and Exchange Commission on September 21, 2007


                                                    Registration No. 333-141510

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[ ] Pre-Effective Amendment No.        [X] Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)


                          MAINSTAY VP SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-7000
                  (Registrant's Area Code and Telephone Number)

                         Marguerite E.H. Morrison, Esq.
                     New York Life Investment Management LLC
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and Address of Agent for Service)

                                 With a copy to:

                             Sander M. Bieber, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.





It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.



No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

                                Explanatory Note



The purpose of this Post-Effective Amendment filing is to file the final and executed i) Agreement and Plan of Reorganization, and ii) tax opinion, for the reorganization of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio.



Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in pre-effective amendment no. 1 to Registrant's Form N-14/A (File Nos. 333-141510) filed with the SEC under the Securities Act of 1933, as amended (the "1933 Act") on April 27, 2007 (Accession No0000950123-070006221). Registrant also incorporates by reference, a supplement dated July 9, 2007 filed with the SEC pursuant to Rule 497 under the 1933 Act on July 10, 2007 (Accession No. 0000950123-07-009726) to the Proxy Statement/Prospectus filed as Part A.

                          MAINSTAY VP SERIES FUND, INC.

                                     PART C
                                OTHER INFORMATION

Item 15. INDEMNIFICATION

A. Maryland Law and By-Laws.

     Our charter requires us to indemnify our current and former directors and officers to the maximum extent permitted by the Maryland General Corporation Law (the "MGCL"). Our Bylaws require us to indemnify and advance expenses to our directors and officers to the extent permitted by the MGCL, provided that indemnification or advance of expenses to any person other than a director must be specifically approved by resolution of the Board of Directors.

     MGCL requires us to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made a party by reason of his service as a director or officer. MGCL permits us to indemnify our present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding unless it is established that:

     1. the act or omission was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty;

     2. the director or officer actually received an improper personal benefit in money, property or services; or

     3. in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.

     A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the prescribed standard of conduct is not met. However, indemnification or an adverse judgment in a suit by us or in our right, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

     In addition, MGCL permits us to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met.

     Notwithstanding MGCL, the Investment Company Act of 1940 does not allow the protection of any director or officer against liability to us or our security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

     In addition, each Director has entered into a written agreement with the Fund pursuant to which the Fund is contractually obligated to indemnify the Director to the fullest extent permitted by law and by the Articles of Incorporation and Bylaws of the Fund.

     B.   Insurance.

     New York Life Insurance Company maintains Directors and Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates including MainStay VP Series Fund, Inc. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

     C.   Securities and Exchange Commission Position.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

(1)  a. Articles of Incorporation of Registrant (1)

     b. Articles Supplementary (1)

     c. Articles of Amendment (1)

     d. Articles Supplementary (2)

     e. Articles of Amendment (3)

     f. Articles Supplementary (3)

     g. Articles Supplementary (6)

     h. Articles of Amendment (6)

     i. Articles Supplementary (7)

     j. Articles of Amendment (9)

(2)  Amended and Restated By-Laws of Registrant (9)

(3)  Not Applicable.

(4)  Agreement and Plan of Reorganization (filed herewith)


(5) See the Articles of Incorporation, as amended and supplemented from time to time (Exhibit 1, above), and the Amended and Restated By-Laws (Exhibit 2, above)

(6)  Investment Advisory Contracts

     a. Form of Investment Advisory Agreement with New York Life Insurance Company ("New York Life") with respect to the Income & Growth (formerly American Century Income & Growth Portfolio) and ICAP Select Equity Portfolio (formerly Basic Value Portfolio, formerly Dreyfus Large Company Value Portfolio) (1)

     b. Form of Substitution Agreement substituting NYLIM for MacKay Shields LLC on Exhibit (d)(1) (4)

     c. Form of Sub-Advisory Agreement between New York Life and American Century Investment Management, Inc. on behalf of the Income & Growth Portfolio (5)

     d. Form of Substitution Agreement substituting NYLIM for New York Life on Exhibit (d)(6) (4)


     e. Form of Sub-Advisory Agreement between NYLIM and Institutional Capital LLC on behalf of the ICAP Select Equity Portfolio (10)


(7)  Distribution Agreements

     a.   Amended and Restated Distribution and Service Agreement (8)

     b.   Amended and Restated Distribution and Service Plan (8)

(8)  Not Applicable.

(9)  Custodian Agreements

     a.   Master Custodian Agreement with Investors Bank & Trust Company (8)

     b.   Master Delegation Agreement (8)

(10) 12b-1 Plan Services Agreement (8)


(11) Opinion and consent of (Venable LLP) regarding legality of issuance of shares and other matters. (10)



(12) Opinion of Dechert LLP regarding tax matters. (filed herewith)


(13) Not Applicable.


(14) Consent of Independent Auditors (filed herewith)


(15) Not Applicable.


(16) Powers of Attorney. (filed herewith)



     Jack Benintende, Stephen P. Fisher, Susan B. Kerley, Alan R. Latshaw, Brian
A. Murdock, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic, Roman L. Weil, John A. Weisser, Jr.

NOTES:

(1) Filed in Registrant's Post-Effective Amendment No. 28 (2-86082) filed on April 14, 2000 and incorporated by reference herein.

(2) Filed in Registrant's Post-Effective Amendment No. 31 (2-86082) filed on May 16, 2001 and incorporated by reference herein.

(3) Filed in Registrant's Post-Effective Amendment No. 37 (2-86082) filed on May 13, 2003 and incorporated by reference herein.

(4) Filed in Registrant's Post-Effective Amendment No. 30 (2-86082) filed on April 13, 2001 and incorporated by reference herein.

(5) Filed in Registrant's Post-Effective Amendment No. 24 (2-86082) filed on February 13, 1998 and incorporated by reference herein.

(6) Filed in Registrant's Post-Effective Amendment No. 41 (2-86082) filed on April 5, 2005 and incorporated herein by reference.

(7) Filed in Registrant's Post-Effective Amendment No. 44 (2-86082) filed on December 21, 2005 and incorporated herein by reference.

(8) Filed in Registrant's Post-Effective Amendment No. 46 (2-86082) filed on April 7, 2006 and incorporated hereby by reference.

(9) Filed in Registrant's Form N-SAR-B (811-03833) filed on March 1, 2007 and incorporated herein by reference.


(10) Filed in Registrant's Form N-14/A (333-141510) filed on April 27, 2007 and incorporated herein by reference.


Item 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 21st day of September, 2007.


                                        MAINSTAY VP SERIES FUND, INC.


                                        By: /s/ Marguerite E. H. Morrison
                                            ------------------------------------
                                            Marguerite E. H. Morrison
                                            Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 21, 2007.




/s/ Susan B. Kerley                     Director and Chairman of the Board
-------------------------------------
SUSAN B. KERLEY*


/s/ Alan R. Latshaw                     Director
-------------------------------------
ALAN R. LATSHAW*


/s/ Peter Meenan                        Director
-------------------------------------
PETER MEENAN*


/s/ Brian A. Murdock                    Director and Chief Executive Officer
-------------------------------------
BRIAN A. MURDOCK*


/s/ Richard H. Nolan, Jr.               Director
-------------------------------------
RICHARD H. NOLAN, JR.*


/s/ Richard S. Trutanic                 Director
-------------------------------------
RICHARD S. TRUTANIC*


/s/ Roman L. Weil                       Director
-------------------------------------
ROMAN L. WEIL*


/s/ John A. Weisser, Jr.                 Director
-------------------------------------
JOHN A. WEISSER, JR.*


/s/ Jack Benintende                     Treasurer and Principal Financial and
-------------------------------------   Accounting Officer
JACK BENINTENDE*


By: /s/ Marguerite E. H. Morrison
    ---------------------------------
    MARGUERITE E. H. MORRISON
    As Attorney-in-Fact*

*    Pursuant to Powers of Attorney previously filed herewith.

1.   INDEX OF EXHIBITS


(4) Agreement and Plan of Reorganization









(12) Opinion of Dechert LLP regarding tax matters



(14) Consent of Independent Auditors


(16) Powers of Attorney